Document and Entity Information	0 Months Ended
Mar. 25, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 25, 2013
Registrant Name	NORTHERN LIGHTS FUND TRUST II
Central Index Key	0001518042
Amendment Flag	false
Document Creation Date	Mar. 22, 2013
Document Effective Date	Mar. 25, 2013
Prospectus Date	Mar. 22, 2013